DERIVATIVE INSTRUMENTS (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Interest rate swap expiration date	August 10, 2015
Interest rate swap
Derivative [Line Items]
Derivative, Notional Amount	$ 112.5	$ 127.5
Pretax losses expected to be reclassified from AOCI in next 12 months	1.7
Not Designated as Hedging Instrument
Derivative [Line Items]
Derivative, Notional Amount	$ 3.9